Contingencies and guarantees	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contingencies and guarantees
3
1
. Contingencies and guarantees
Security incidents
In 2016, the Group was notified of (a) a security incident at a number of Kimpton hotels that resulted in unauthorised access to guest payment card data, and (b) security incidents at a number of IHG branded hotels including the installation of malware on servers that processed payment cards used at restaurants and bars of
12
IHG managed properties, together the Security Incidents. The Group has now reached agreement with the impacted card networks on the amount of assessments payable and the total amount of $
3m
has now been settled under the Group’s insurance programmes.
The Group may also be exposed to investigations regarding compliance with applicable State and Federal data security standards, and legal action from individuals and organisations impacted by the Security Incidents. Due to the general nature of the regulatory inquiries received and class action filings to date, other than described below, it is not practicable to make a reliable estimate of the possible financial effects of any such claims on the Group at this time. These contingent liabilities are potentially recoverable under the Group’s insurance programmes, although specific agreement will need to be reached with the relevant insurance providers at the time any claim is made.
To date, four lawsuits have been filed against IHG entities relating to the Security Incidents. One of these has been withdrawn and a settlement has been agreed in respect of another with an expected total payment of less than $
2m,
all of which is expected to be paid under the Group’s insurance programmes.
Litigation
From time to time, the Group is subject to legal proceedings the ultimate outcome of each being always subject to many uncertainties inherent in litigation. In particular, the Group is currently subject to the claims listed under ‘Legal proceedings’ on page 236. The Group has also given warranties in respect of the disposal of certain of its former subsidiaries. It is the view of the Directors that, other than to the extent that liabilities have been provided for in these Group Financial Statements (see note 21), it is not possible to quantify any loss to which these proceedings or claims under these warranties may give rise, however, as at the date of reporting, the Group does not believe that the outcome of these matters will have a material effect on the Group’s financial position.
Other
At 31 December 2019, the Group had outstanding letters of credit of $33m (2018: $29m)
mainly relating to the Group’s Captive. The letters of credit do not have set expiry dates, but are reviewed and a mended
 as required.
In limited cases, the Group may guarantee bank loans made to facilitate third-party ownership of hotels under IHG management or franchise agreements. These contracts are treated as insurance contracts as IHG is insuring the bank against default by the hotel, with a liability only being recognised in the event that a payout becomes probable (see note 21). At 31 December 2019, there were guarantees of $
55m
in place (2018:
$43m).
At 31 December 2019, the Group had no other contingent liabilities (2018: $
nil
).